Share-based Compensation - HCML Share Option Activity (Details) - GBP (£) £ / shares in Units, £ in Thousands		12 Months Ended
	Jun. 15, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of share options
Exercised (in shares)		(211,000)	(56,000)	(93,000)
HCML Share Option Scheme
Number of share options
Outstanding as at beginning of period (in shares)		1,126,412	1,039,596	442,365
Granted (in shares)	593,686	1,060,626	150,000	693,686
Exercised (in shares)		(210,708)	(56,309)	(92,705)
Cancelled (in shares)		(120,845)	(6,875)	(3,750)
Outstanding as at end of period (in shares)		1,855,485	1,126,412	1,039,596	442,365
Vested and exercisable (in shares)		803,204	951,412	767,376
Weighted-average exercise price
Outstanding balance as at beginning of period (in GBP per share)		£ 17.69	£ 15.00	£ 5.16
Granted (in GBP per share)		46.87	31.05	19.70
Exercised (in GBP per share)		14.03	5.16	3.54
Cancelled (in GBP per share)		43.03	6.10	6.10
Outstanding balance as at end of period (in GBP per share)		33.13	17.69	15.00	£ 5.16
Vested and exercisable (in GBP per share)		£ 16.77	£ 15.52	£ 14.64
Weighted average remaining contractual life
Outstanding (in years)		7 years 4 months 6 days	6 years 3 months 15 days	6 years 9 months 7 days	6 years 6 months 11 days
Vested and exercisable (in years)		4 years 10 months 2 days	5 years 9 months 22 days	6 years 7 months 28 days
Aggregate intrinsic value
Outstanding (in GBP)		£ 15,158	£ 43,158	£ 7,900	£ 10,061
Vested and exercisable (in GBP)		£ 14,843	£ 38,508	£ 6,106
HMHL Share Option Scheme
Number of share options
Outstanding as at beginning of period (in shares)		0	0
Cancelled (in shares)	(1,187,372)
Outstanding as at end of period (in shares)		0	0	0